Dividends (Details) - USD ($) $ / shares in Units, $ in Millions										12 Months Ended
	Feb. 15, 2021	Dec. 16, 2020	Oct. 21, 2020	Oct. 01, 2020	Jul. 22, 2020	Jun. 17, 2020	Apr. 22, 2020	Apr. 01, 2020	Feb. 19, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends
Interim dividend paid		$ (35)		$ (35)		$ (36)		$ (33)		$ (139)	$ (132)	$ (132)
Interim dividend declared	$ 0.15		$ 0.15		$ 0.15		$ 0.15		$ 0.14
Dividend One
Dividends
Interim dividend paid										$ (33)	$ (33)	(33)
Interim dividend per share										$ 0.14	$ 0.14
Dividend Two
Dividends
Interim dividend paid										$ (36)	$ (33)	(33)
Interim dividend per share										$ 0.15	$ 0.14
Dividend Three
Dividends
Interim dividend paid										$ (35)	$ (33)	(33)
Interim dividend per share										$ 0.15	$ 0.14
Dividend Four
Dividends
Interim dividend paid										$ (35)	$ (33)	$ (33)
Interim dividend per share										$ 0.15	$ 0.14